Income Taxes (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017		Dec. 31, 2016
Current
Federal					$ 238		$ 396
State					4		4
Deferred	[1]				165		(115)
Income Tax Expense (Benefit)		$ 98	$ 83	$ (36)	$ 407	[1]	$ 285	[1]

[1]	Restated